UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04719

            The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:   December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1- 5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 73.7%
	Aerospace and Defense — 0.2%
159,494	Innovative Solutions & Support Inc.†	$1,162,711
162,229	Kratos Defense & Security Solutions Inc.†	1,245,919

		2,408,630

	Agriculture — 0.3%
225	J.G. Boswell Co.	198,000
139,616	Limoneira Co.	3,712,389

		3,910,389

	Airlines — 0.0%
14,973	American Airlines Group Inc.†	378,068

	Automotive — 0.3%
26,200	Lithia Motors Inc., Cl. A	1,818,804
66,500	Sonic Automotive Inc., Cl. A	1,627,920
70,000	Wabash National Corp.†	864,500

		4,311,224

	Automotive: Parts and Accessories — 4.4%
5,000	China Automotive Systems Inc.†	39,650
105,000	Dana Holding Corp.	2,060,100
222,622	Federal-Mogul Corp.†	4,381,201
27,800	Gentherm Inc.†	745,318
146,600	Modine Manufacturing Co.†	1,879,412
37,500	Motorcar Parts of America Inc.†	723,750
60,000	Puradyn Filter Technologies Inc.†	8,520
31,517	Shiloh Industries Inc.†	614,582
27,200	Spartan Motors Inc.	182,240
185,200	Standard Motor Products Inc.	6,815,360
201,296	Strattec Security Corp.(a)	8,991,892
597,986	Superior Industries International Inc.	12,336,451
37,000	Tenneco Inc.†	2,093,090
800,670	The Pep Boys - Manny, Moe & Jack†	9,720,134
99,565	Tower International Inc.†	2,130,691
134,231	West Marine Inc.†	1,910,107

		54,632,498

	Aviation: Parts and Services — 2.8%
13,500	Astronics Corp.†	688,500
6,992	Astronics Corp., Cl. B†	354,844
119,485	Ducommun Inc.†	3,561,848
1,218,900	GenCorp Inc.†	21,964,578
194,201	Kaman Corp.	7,715,606

		34,285,376

	Broadcasting — 4.0%
614,200	ACME Communications Inc.	18,426
578,088	Beasley Broadcast Group Inc., Cl. A(a)	5,046,708
160,000	Crown Media Holdings Inc., Cl. A†	564,800
36,700	Cumulus Media Inc., Cl. A†	283,691
73,800	Entercom Communications Corp., Cl. A†	775,638
467,500	Gray Television Inc.†	6,956,400
49,532	Gray Television Inc., Cl. A†	639,458
153,366	LIN Media LLC, Cl. A†	4,403,138
1,105,029	Media General Inc.†	24,973,655
572,158	Salem Communications Corp., Cl. A	4,977,775
33,000	Sinclair Broadcast Group Inc., Cl. A	1,179,090

		49,818,779

	Building and Construction — 0.7%
835,065	Huttig Building Products Inc.†	3,215,000
175,000	Material Sciences Corp.†	2,066,750
90,374	MYR Group Inc.†	2,266,580
500	Nortek Inc.†	37,300
47,300	The Monarch Cement Co.	1,146,789

		8,732,419

	Business Services — 3.8%
283,908	ACCO Brands Corp.†	1,907,862
186,000	Ascent Capital Group Inc., Cl. A†	15,914,160

Shares		Market Value
19,000	Cenveo Inc.†	$65,360
679,872	Edgewater Technology Inc.†(a)	4,752,305
50,000	Fortegra Financial Corp.†	413,500
101,271	GP Strategies Corp.†	3,016,863
23,300	ICF International Inc.†	808,743
3,000	Innotrac Corp.†	24,600
669,560	Internap Network Services Corp.†	5,035,091
32,029	KAR Auction Services Inc.	946,457
1,500	Liquidity Services Inc.†	33,990
18,000	Macquarie Infrastructure Co. LLC	979,740
24,000	McGrath RentCorp.	955,200
480,116	ModusLink Global Solutions Inc.†	2,751,065
30,000	Pendrell Corp.†	60,300
188,172	Pfsweb Inc.†	1,706,720
277,275	PRGX Global Inc.†	1,863,288
302,900	Pure Technologies Ltd.†	1,893,392
98,000	Stamps.com Inc.†	4,125,800
570,000	Swisher Hygiene Inc.†	295,128
8,080	Trans-Lux Corp.†	36,845

		47,586,409

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	607,500

	Communications Equipment — 0.1%
116,660	Communications Systems Inc.	1,299,592
381,000	Sycamore Networks Inc.	186,690
3,000	Technical Communications Corp.	22,830
30,000	ViewCast.com Inc.†	183

		1,509,295

	Computer Software and Services — 4.0%
74,517	Blucora Inc.†	2,172,916
331,400	Callidus Software Inc.†	4,550,122
68,487	Carbonite Inc.†	810,201
16,000	Cinedigm Corp.†	32,320
163,122	Computer Task Group Inc.	3,083,006
28,100	Constant Contact Inc.†	873,067
72,000	CyrusOne Inc.	1,607,760
40,000	Daegis Inc.†	48,000
116,800	Digital River Inc.†	2,160,800
335,623	Dot Hill Systems Corp.†	1,131,050
120,000	EarthLink Inc.	608,400
140,000	Emulex Corp.†	1,002,400
825,000	FalconStor Software Inc.†	1,113,750
463,161	Furmanite Corp.†	4,918,770
1,410	Gemalto NV	155,199
743,273	Global Sources Ltd.†	6,042,810
29,200	GSE Systems Inc.†	46,720
622,929	Guidance Software Inc.†	6,291,583
350,000	Harris Interactive Inc.†	700,000
144,117	iGO Inc.†	374,704
458,356	Lionbridge Technologies Inc.†	2,731,802
29,500	Mercury Systems Inc.†	323,025
252,500	Mitek Systems Inc.†	1,499,850
4,400	MTS Systems Corp.	313,500
12,000	Qualstar Corp.†	13,560
114,418	Qumu Corp.†	1,464,550
51,541	Schawk Inc.	766,415
250,362	SeaChange International Inc.†	3,044,402
356,200	Speed Commerce Inc.†	1,663,454
3,800	Tyler Technologies Inc.†	388,094

		49,932,230

	Consumer Products — 2.3%
105,015	Bassett Furniture Industries Inc.	1,604,629
90,082	Blyth Inc.	980,092
2,000	Brunswick Corp.	92,120
55,687	Callaway Golf Co.	469,441
330,220	Costa Inc.†	7,175,681
3,500	Johnson Outdoors Inc., Cl. A	94,325
97,576	Kid Brands Inc.†	99,528

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
11,400	Lakeland Industries Inc.†	$60,420
986,368	Marine Products Corp.	9,912,998
13,000	MarineMax Inc.†	209,040
200	National Presto Industries Inc.	16,100
69,431	Nautilus Inc.†	585,303
129,300	Oil-Dri Corp. of America	4,892,712
5,700	PC Group Inc.†	22
10,400	Syratech Corp.†	31
464,553	The Wet Seal Inc., Cl. A†	1,268,230
119,200	ValueVision Media Inc., Cl. A†	833,208

		28,293,880

	Consumer Services — 0.4%
508,804	1-800-FLOWERS.COM Inc., Cl. A†	2,752,630
35,000	Bowlin Travel Centers Inc.†	48,650
800	Collectors Universe Inc.	13,720
60,025	JTH Holding Inc., Cl. A†	1,458,608
76,000	Martha Stewart Living Omnimedia Inc., Cl. A†	319,200
1,000	Valassis Communications Inc.	34,250
47,705	XO Group Inc.†	708,896

		5,335,954

	Diversified Industrial — 6.7%
20,000	A.M. Castle & Co.†	295,400
32,200	AEP Industries Inc.†	1,701,126
9,292	American Railcar Industries Inc.	425,109
245,300	Ampco-Pittsburgh Corp.	4,771,085
168,000	Burnham Holdings Inc., Cl. A(a)	3,158,400
122,122	Chase Corp.	4,310,907
120,300	Columbus McKinnon Corp.†	3,264,942
353,000	FormFactor Inc.†	2,125,060
40,800	Graham Corp.	1,480,632
307,706	Griffon Corp.	4,064,796
393,800	Handy & Harman Ltd.†	9,533,898
25,000	Haulotte Group SA†	376,255
21,200	Haynes International Inc.	1,171,088
163,059	Insignia Systems Inc.†	445,151
34,507	John Bean Technologies Corp.	1,012,090
252,292	Katy Industries Inc.†	103,440
28,380	L.B. Foster Co., Cl. A	1,342,090
199,874	Lawson Products Inc.†	2,448,457
183,449	Lydall Inc.†	3,232,371
64,255	Magnetek Inc.†	1,536,980
348,900	Myers Industries Inc.	7,368,768
150,042	Park-Ohio Holdings Corp.†	7,862,201
6,200	Raven Industries Inc.	255,068
66,666	Rubicon Ltd.†	21,108
15,200	RWC Inc.†	164,160
391,235	Sevcon Inc.†(a)	2,605,625
62,000	Standex International Corp.	3,898,560
180,082	Steel Partners Holdings LP†	3,124,423
142,383	Tredegar Corp.	4,102,054
237,922	Twin Disc Inc.	6,159,801
64,990	Vishay Precision Group Inc.†	967,701

		83,328,746

	Educational Services — 0.4%
400,000	Corinthian Colleges Inc.†	712,000
316,100	Universal Technical Institute Inc.	4,396,951

		5,108,951

	Electronics — 3.6%
33,000	Alliance Semiconductor Corp.†	23,100
14,000	Badger Meter Inc.	763,000
27,396	Ballantyne Strong Inc.†	126,844
129,147	Bel Fuse Inc., Cl. A(a)	2,508,035
55,000	BTU International Inc.†	160,600
346,500	CTS Corp.	6,898,815
38,138	Daktronics Inc.	598,004

Shares		Market Value
101,867	Dialight plc	$1,443,965
154,849	Electro Scientific Industries Inc.	1,619,721
34,000	IMAX Corp.†	1,002,320
20,000	Iteris Inc.†	42,000
47,500	Mesa Laboratories Inc.	3,732,550
43,800	Methode Electronics Inc.	1,497,522
315,433	MOCON Inc.(a)	4,983,841
75,756	MoSys Inc.†	418,173
63,800	Newport Corp.†	1,152,866
51,200	Park Electrochemical Corp.	1,470,464
70,000	Pericom Semiconductor Corp.†	620,200
8,000	Pulse Electronics Corp.†	23,120
53,874	Rofin-Sinar Technologies Inc.†	1,455,675
79,000	Schmitt Industries Inc.†	201,450
6,776	Sparton Corp.†	189,389
275,200	Stoneridge Inc.†	3,508,800
35,000	Texas Industries Inc.†	2,407,300
137,000	Ultra Clean Holdings†	1,374,110
258,732	Ultralife Corp.†	918,499
78,900	Ultratech Inc.†	2,288,100
204,000	Zygo Corp.†	3,015,120

		44,443,583

	Energy and Utilities: Integrated — 0.4%
167,235	Broadwind Energy Inc.†	1,578,698
159,500	Headwaters Inc.†	1,561,505
29,500	MGE Energy Inc.	1,708,050

		4,848,253

	Energy and Utilities: Natural Gas — 0.6%
71,554	Abraxas Petroleum Corp.†	234,697
200,000	Alvopetro Energy Ltd.†	231,584
22,342	American DG Energy Inc.†	37,981
31,500	Chesapeake Utilities Corp.	1,890,630
90,570	Corning Natural Gas Holding Co.	1,661,960
88,080	Delta Natural Gas Co. Inc.	1,971,230
3,000	Gas Natural Inc.	24,090
95,800	Gastar Exploration Inc.†	662,936
3,000	Piedmont Natural Gas Co. Inc.	99,480
37,900	RGC Resources Inc.	723,132
16,000	U.S. Energy Corp.†	60,160
10,928	Whitecap Resources Inc.	130,035

		7,727,915

	Energy and Utilities: Oil — 0.4%
194,844	Callon Petroleum Co.†	1,272,331
24,334	Halcon Resources Corp.†	93,929
10,900	Mitcham Industries Inc.†	193,039
61,900	Tesco Corp.†	1,224,382
197,600	Triangle Petroleum Corp.†	1,644,032

		4,427,713

	Energy and Utilities: Services — 1.1%
32,000	Archer Ltd.†	26,221
74,300	Dawson Geophysical Co.†	2,512,826
25,300	Flotek Industries Inc.†	507,771
24,690	Gulf Island Fabrication Inc.	573,302
350,810	Layne Christensen Co.†	5,991,835
186,400	Pike Corp.†	1,970,248
90,000	RPC Inc.	1,606,500
7,100	Subsea 7 SA, ADR	137,456
10,500	TGC Industries Inc.	76,650

		13,402,809

	Energy and Utilities: Water — 0.6%
17,300	Artesian Resources Corp., Cl. A	397,035
44,174	Cadiz Inc.†	307,451
22,300	California Water Service Group	514,461
4,000	Connecticut Water Service Inc.	142,040
74,000	Consolidated Water Co. Ltd.	1,043,400
80,000	Energy Recovery Inc.†	444,800

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
28,433	Middlesex Water Co.	$595,387
103,300	SJW Corp.	3,077,307
41,237	The York Water Co.	863,090

		7,384,971

	Entertainment — 0.8%
72,100	Canterbury Park Holding Corp.†	766,063
282,500	Dover Motorsports Inc.	709,075
674,641	Entravision Communications Corp., Cl. A	4,108,564
12,000	RealD Inc.†	102,480
42,000	RLJ Entertainment Inc.†	200,760
15,000	Triple Crown Media Inc.†	3
241,804	World Wrestling Entertainment Inc., Cl. A	4,009,110

		9,896,055

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	424
459,412	Casella Waste Systems Inc., Cl. A†	2,664,590
11,801	Ceco Environmental Corp.	190,822
94,800	Hudson Technologies Inc.†	350,760
48,859	Nuverra Environmental Solutions Inc.†	820,343

		4,026,939

	Equipment and Supplies — 5.1%
20,000	AZZ Inc.	977,200
1,213,700	Capstone Turbine Corp.†	1,565,673
144,100	CIRCOR International Inc.	11,640,398
316,500	Core Molding Technologies Inc.†	4,336,050
6,300	DMG MORI SEIKI AG	200,640
672,009	Federal Signal Corp.†	9,844,932
557,000	Interpump Group SpA	6,681,854
20,000	Maezawa Kyuso Industries Co. Ltd.	248,979
11,800	Mine Safety Appliances Co.	604,278
20,103	Powell Industries Inc.	1,346,700
269,694	SL Industries Inc.(a)	7,308,707
66,059	The Eastern Co.	1,051,659
107,500	The Gorman-Rupp Co.	3,593,725
53,500	The Greenbrier Companies Inc.†	1,756,940
318,915	The L.S. Starrett Co., Cl. A(a)	4,646,592
147,779	Titan Machinery Inc.†	2,633,422
144,200	TransAct Technologies Inc.	1,806,826
217,591	Vicor Corp.†	2,920,071
27,000	WaterFurnace Renewable Energy Inc.	609,772

		63,774,418

	Financial Services — 4.2%
49,400	Anchor Bancorp.†	903,526
56,700	BBCN Bancorp Inc.	940,653
13,000	Berkshire Bancorp Inc.	94,510
3,900	Berkshire Hills Bancorp Inc.	106,353
500	BKF Capital Group Inc.†	573
75	Burke & Herbert Bank and Trust Co.	163,125
4	Capital Financial Holdings Inc.†	2,900
6,791	Capitol Federal Financial Inc.	82,239
102,339	CoBiz Financial Inc.	1,223,974
28,800	Crazy Woman Creek Bancorp Inc.†	313,488
400	Farmers & Merchants Bank of Long Beach	2,091,800
11,174	Fidelity Southern Corp.	185,600
32,000	First Internet Bancorp	720,000
482,600	Flushing Financial Corp.	9,989,820
10	Guaranty Corp., Cl. A†	225,000
157,460	Hallmark Financial Services Inc.†	1,399,032
6,600	Hampden Bancorp Inc.	108,306
16,000	Hancock Holding Co.	586,880
39,900	Heritage Financial Group Inc.	768,075
66,137	Hudson Valley Holding Corp.	1,345,888
169,023	JMP Group Inc.	1,250,770
90,843	KKR & Co. LP	2,211,119
11,200	Meadowbrook Insurance Group Inc.	77,952

Shares		Market Value
100,000	Medallion Financial Corp.	$1,435,000
8,255	New York Community Bancorp Inc.	139,097
4,197	Northrim BanCorp Inc.	110,129
40,000	Oritani Financial Corp.	642,000
70,064	Pzena Investment Management Inc., Cl. A	823,953
90,700	Rockville Financial Inc.	1,288,847
8,842	SI Financial Group Inc.	106,546
30,000	Simplicity Bancorp Inc.	484,800
25,000	Sprott Inc.	61,662
461,838	Steel Excel Inc.†	13,628,839
6,000	Sterling Bancorp	80,220
12	Sunwest Bank†	421,200
355,676	SWS Group Inc.†	2,162,510
12,000	The Ziegler Companies Inc.†	348,000
7,500	Tree.com Inc.†	246,300
55,000	Trustco Bank Corp NY	394,900
30,086	Value Line Inc.	349,298
45,900	Washington Trust Bancorp Inc.	1,708,398
87,100	Westfield Financial Inc.	649,766
28,500	Wilshire Bancorp Inc.	311,505
55,000	WisdomTree Investments Inc.†	974,050
402,800	Wright Investors’ Service Holdings Inc.†	805,600
30,000	Xenith Bankshares Inc.†	176,700

		52,140,903

	Food and Beverage — 3.3%
23,000	Andrew Peller Ltd., Cl. A	301,181
200	Annie’s Inc.†	8,608
459,123	Boulder Brands Inc.†	7,281,691
137,814	Calavo Growers Inc.	4,170,252
310,000	Crimson Wine Group Ltd.†	2,740,400
80,000	Diamond Foods Inc.†	2,067,200
90,286	Farmer Brothers Co.†	2,100,052
1,100	Hanover Foods Corp., Cl. A	122,100
192,794	Inventure Foods Inc.†	2,556,448
1,500	J & J Snack Foods Corp.	132,885
176,300	Lifeway Foods Inc.	2,817,274
13,000	MGP Ingredients Inc.	67,470
7,800	Rock Field Co. Ltd.	139,394
5,900	Scheid Vineyards Inc., Cl. A†	147,500
162,000	Snyders-Lance Inc.	4,652,640
4,000	Spartan Stores Inc.	97,120
309,765	SunOpta Inc.†	3,100,748
14,700	The Boston Beer Co. Inc., Cl. A†	3,554,313
45,000	The Hain Celestial Group Inc.†	4,085,100
270,000	Tingyi (Cayman Islands) Holding Corp.	779,954
280,000	Vitasoy International Holdings Ltd.	431,141
23,000	Willamette Valley Vineyards Inc.†	146,740

		41,500,211

	Health Care — 6.8%
32,960	Accuray Inc.†	287,082
2,362	AcelRx Pharmaceuticals Inc.†	26,714
12,000	Alere Inc.†	434,400
47,000	AngioDynamics Inc.†	807,930
11,000	ArthroCare Corp.†	442,640
340,636	Biolase Inc.†	964,000
72,000	Bio-Reference Laboratories Inc.†	1,838,880
679,739	BioScrip Inc.†	5,030,069
107,000	BioTelemetry Inc.†	849,580
10,000	Boiron SA	704,911
585,515	Cantel Medical Corp.	19,854,814
21,000	Cardica Inc.†	20,475
89,100	Cardiovascular Systems Inc.†	3,055,239
62,500	Cepheid Inc.†	2,920,000
338,800	Cutera Inc.†	3,448,984
45,000	Cynosure Inc., Cl. A†	1,200,600
3,700	DexCom Inc.†	131,017
152,300	Exactech Inc.†	3,618,648
165,000	Gentiva Health Services Inc.†	2,047,650
41,049	Heska Corp.†	358,768

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
3,422	ICU Medical Inc.†	$218,016
568,400	InfuSystems Holdings Inc.†	1,216,376
172,500	IntriCon Corp.†	658,950
78,487	Invacare Corp.	1,821,683
235,000	Lexicon Pharmaceuticals Inc.†	423,000
157,400	Liberator Medical Holdings Inc.	656,358
73,000	Meridian Bioscience Inc.	1,936,690
126,750	Neogen Corp.†	5,792,475
71,736	NeoGenomics Inc.†	259,684
1,000	Nutraceutical International Corp.†	26,780
44,612	Omnicell Inc.†	1,138,944
50,000	Opko Health Inc.†	422,000
21,500	Orthofix International NV†	490,630
110,991	Pain Therapeutics Inc.†	539,416
6,000	Patient Safety Technologies Inc.†	13,200
76,500	PhotoMedex Inc.†	990,675
2,500	PreMD Inc.†	2
152,561	Quidel Corp.†	4,712,609
68,000	RTI Surgical Inc.†	240,720
45,000	Skilled Healthcare Group Inc., Cl. A†	216,450
200,000	Solta Medical Inc.†	590,000
213,900	Special Diversified Opportunities Inc.†	248,124
129,752	SurModics Inc.†	3,164,651
95,000	Syneron Medical Ltd.†	1,168,500
2,000	Targanta Therapeutics Corp., Escrow	640
124,000	Trinity Biotech plc, ADR	3,117,360
76,900	United-Guardian Inc.	2,162,428
5,000	Uroplasty Inc.†	13,650
5,174	Utah Medical Products Inc.	295,746
133,940	Vascular Solutions Inc.†	3,100,711
120,000	Zealand Pharma A/S†	1,305,611

		84,984,480

	Home Furnishings — 0.0%
17,000	La-Z-Boy Inc.	527,000

	Hotels and Gaming — 1.8%
71,800	Boyd Gaming Corp.†	808,468
74,040	Churchill Downs Inc.	6,637,686
192,000	Dover Downs Gaming & Entertainment Inc.†	284,160
7,500	Florida Gaming Corp.†	4,049
549,732	Morgans Hotel Group Co.†	4,469,321
100,000	MTR Gaming Group Inc.†	516,000
66,241	Multimedia Games Holding Co. Inc.†	2,077,318
120,000	Pinnacle Entertainment Inc.†	3,118,800
6,790	Ryman Hospitality Properties Inc.	283,686
341,842	The Marcus Corp.	4,594,356

		22,793,844

	Machinery — 1.6%
145,083	Astec Industries Inc.	5,604,556
15,000	Bolzoni SpA	59,224
11,000	DXP Enterprises Inc.†	1,267,200
184,000	Flow International Corp.†	743,360
144,000	Global Power Equipment Group Inc.	2,818,080
6,000	Hardinge Inc.	86,820
133,663	Key Technology Inc.†	1,915,391
6,000	Lindsay Corp.	496,500
50,300	Tennant Co.	3,410,843
14,800	The Middleby Corp.†	3,551,556

		19,953,530

	Manufactured Housing and Recreational Vehicles — 0.5%
36,801	Cavco Industries Inc.†	2,528,229
106,182	Nobility Homes Inc.†	956,700
144,045	Skyline Corp.†	741,832
61,000	Winnebago Industries Inc.†	1,674,450

		5,901,211

Shares		Market Value
	Metals and Mining — 0.5%
85,000	5N Plus Inc.†	$190,445
650,000	Alkane Resources Ltd.†	197,330
20,000	Camino Minerals Corp.†	471
30,000	Chaparral Gold Corp.†	9,037
100,000	Duluth Metals Ltd.†	73,429
176,800	Materion Corp.	5,454,280
900,000	Tanami Gold NL†	17,679

		5,942,671

	Paper and Forest Products — 0.2%
18,669	Keweenaw Land Association Ltd.†	1,624,203
72,000	Wausau Paper Corp.	912,960

		2,537,163

	Publishing — 1.3%
120,000	Cambium Learning Group Inc.†	199,200
520,000	Il Sole 24 Ore SpA†	431,366
1,271,134	Journal Communications Inc., Cl. A†	11,834,258
449,302	The Dolan Co.†	314,511
160,000	The E.W. Scripps Co., Cl. A†	3,475,200

		16,254,535

	Real Estate — 1.2%
134,300	Ambase Corp.†	161,160
8,000	Bresler & Reiner Inc.†	5,240
38,300	Capital Properties Inc., Cl. A†(b)	315,975
107,000	Cohen & Steers Inc.	4,286,420
34,243	DGT Holdings Corp.†	539,327
105,689	Griffin Land & Nurseries Inc.	3,527,899
12,342	Gyrodyne Co. of America Inc.	156,867
6,800	Holobeam Inc.†	136,000
253,169	Reading International Inc., Cl. A†	1,896,236
64,756	Reading International Inc., Cl. B†	601,583
2,508	Royalty LLC†(c)	984
103,700	Tejon Ranch Co.†	3,812,012

		15,439,703

	Restaurants — 2.2%
20,177	Biglari Holdings Inc.†	10,222,475
90,500	Denny’s Corp.†	650,695
126,731	Famous Dave’s of America Inc.†	2,319,177
216,809	Nathan’s Famous Inc.†	10,929,342
56,000	The Cheesecake Factory Inc.	2,703,120

		26,824,809

	Retail — 2.3%
46,500	Aaron’s Inc.†	1,367,100
140,000	Big 5 Sporting Goods Corp.	2,774,800
325,178	Coastal Contacts Inc.†	2,728,243
75,000	Coldwater Creek Inc.†	55,913
20,000	Destination XL Group Inc.†	131,400
191,200	Ingles Markets Inc., Cl. A	5,181,520
303,800	Krispy Kreme Doughnuts Inc.†	5,860,302
14,000	Movado Group Inc.	616,140
30,000	Pier 1 Imports Inc.	692,400
29,605	Rush Enterprises Inc., Cl. A†	877,788
104,005	Rush Enterprises Inc., Cl. B†	2,652,128
260,175	The Bon-Ton Stores Inc.	4,235,649
22,600	Village Super Market Inc., Cl. A	700,826
2,500	Winmark Corp.	231,550

		28,105,759

	Semiconductors — 0.4%
236,160	Cascade Microtech Inc.†	2,201,011
145,100	Entegris Inc.†	1,683,160
93,700	IXYS Corp.	1,215,289
4,000	PLX Technology Inc.†	26,320

		5,125,780

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 2.0%
65,000	Chemtura Corp.†	$1,814,800
1,186,000	Ferro Corp.†	15,216,380
267,226	General Chemical Group Inc.†(a)	3,340
13,000	Hawkins Inc.	483,470
4,000	Minerals Technologies Inc.	240,280
3,000	Navigator Holdings Ltd.†	80,820
260,000	OMNOVA Solutions Inc.†	2,368,600
1,388	Penford Corp.†	17,836
269,100	Zep Inc.	4,886,856

		25,112,382

	Telecommunications — 1.8%
66,200	Atlantic Tele-Network Inc.	3,744,934
500,005	Cincinnati Bell Inc.†	1,780,018
294	Consolidated Communications Holdings Inc.	5,771
4,000	Frequency Electronics Inc.†	46,680
71,600	HickoryTech Corp.	918,628
250	Horizon Telecom Inc., Cl. B†	2,625
123,000	Ixia†	1,637,130
51,000	New ULM Telecom Inc.	335,070
900,000	NII Holdings Inc.†	2,475,000
4,100	North State Telecommunications Corp., Cl. A	295,200
370,210	ORBCOMM Inc.†	2,347,131
7,788	Preformed Line Products Co.	569,770
665,117	PTGi Holding Inc.	1,895,583
251,600	Shenandoah Telecommunications Co.	6,458,572
17,875	Windstream Holdings Inc.	142,643

		22,654,755

	Transportation — 0.2%
13,000	Dakota Plains Holdings Inc.†	29,900
8,200	PHI Inc.†	325,786
104,308	Providence and Worcester Railroad Co.	2,040,264
1	Trailer Bridge Inc.†	465

		2,396,415

	TOTAL COMMON STOCKS	918,308,155

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	1,301,279

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Cv., Pfd., Ser. 2003 †	15,945

	RIGHTS — 0.3%
	Airlines — 0.3%
225,000	American Airlines Group Inc., expire 01/16/14†	3,037,500

	Environmental Control — 0.0%
7,500	BioteQ Environmental Tech Inc., expire 01/21/14†	35

	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18†	190,000
400,000	Sanofi, CVR, expire 12/31/20†	136,000

		482,000

	TOTAL RIGHTS	3,519,535

Shares		Market Value
	WARRANTS — 0.0%
	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	$81,160

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0

		0

	TOTAL WARRANTS	81,160

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$40,860	Capital Properties Inc., 5.000%, 12/31/22(c)	40,860

	U.S. GOVERNMENT OBLIGATIONS — 25.9%
323,570,000	U.S. Treasury Bills, 0.020% to 0.130%††, 01/02/14 to 06/26/14	323,531,510

	TOTAL INVESTMENTS — 100.0% (Cost $891,460,167)	$1,246,798,444

	Aggregate tax cost	$893,045,866

	Gross unrealized appreciation	$378,762,833
	Gross unrealized depreciation	(25,010,255)

	Net unrealized appreciation/depreciation	$353,752,578

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

At December 31, 2013, the Fund held an investment in a restricted security amounting to $12,375 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Share
1,500	Capital Properties Inc., Cl. A	11/20/03	—	8.2500

(c)

At December 31, 2013, the Fund held an investment in restricted and illiquid security amounting to $41,844 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principle	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Units
2,508	Royalty LLC	09/09/03	—	0.3923
$40,860	Capital Properties Inc.	12/17/12	$40,860	1.0000

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.7%
	Aerospace — 3.9%
35,050	AAR Corp.	$981,750
17,900	Hexcel Corp.†	799,951

		1,781,701

	Building and Construction — 3.8%
14,400	Builders FirstSource Inc.†	102,816
18,550	Dycom Industries Inc.†	515,505
6,500	EMCOR Group Inc.	275,860
33,600	MYR Group Inc.†	842,688

		1,736,869

	Business Services — 8.4%
21,950	ABM Industries Inc.	627,550
23,800	Checkpoint Systems Inc.†	375,326
15,350	Convergys Corp.	323,117
19,550	FTI Consulting Inc.†	804,287
4,600	G&KServices Inc., Cl. A	286,258
10,750	KAR Auction Services Inc.	317,663
10,400	McGrath RentCorp.	413,920
30,450	PRGX Global Inc.†	204,624
14,800	The Brink’s Co.	505,272

		3,858,017

	Computer Hardware — 1.1%
43,200	QLogic Corp.†	511,056

	Computer Software and Services — 8.8%
10,600	Bottomline Technologies Inc.†	383,296
26,500	Callidus Software Inc.†	363,845
40,400	Constant Contact Inc.†	1,255,228
16,800	Guidance Software Inc.†	169,680
13,900	Heartland Payment Systems Inc.	692,776
4,200	Informatica Corp.†	174,300
10,300	Netscout Systems Inc.†	304,777
18,700	Progress Software Corp.†	483,021
5,400	PTC Inc.†	191,106

		4,018,029

	Consumer Products — 1.5%
9,900	ACCO Brands Corp.†	66,528
9,000	Hanesbrands Inc.	632,430

		698,958

	Diversified Industrial — 6.6%
10,000	Badger Meter Inc.	545,000
8,250	Barnes Group Inc.	316,057
24,160	Columbus McKinnon Corp.†	655,702
16,800	Furmanite Corp.†	178,416
3,738	Griffon Corp.	49,379
5,400	Itron Inc.†	223,722
10,150	Kennametal Inc.	528,511
15,500	Sealed Air Corp.	527,775

		3,024,562

	Electronics — 7.6%
6,500	Avnet Inc.	286,715
51,550	Electro Scientific Industries Inc.	539,213
19,600	General Cable Corp.	576,436
19,550	International Rectifier Corp.†	509,669
45,400	Newport Corp.†	820,378
4,100	Park Electrochemical Corp.	117,752
14,750	Vishay Intertechnology Inc.†	195,585
10,100	Woodward Inc.	460,661

		3,506,409

	Energy and Utilities — 8.0%
23,100	Approach Resources Inc.†	445,599
10,900	C&J Energy Services Inc.†	251,790
22,400	Comstock Resources Inc.	409,696
23,500	Energy XXI Bermuda Ltd.	635,910

Shares		Market Value
11,750	Matrix Service Co.†	$287,523
34,000	Newpark Resources Inc.†	417,860
32,900	Patterson-UTI Energy Inc.	833,028
16,550	Pike Corp.†	174,934
10,900	Tesco Corp.†	215,602

		3,671,942

	Entertainment — 0.5%
15,200	RealD Inc.†	129,808
4,850	Take-Two Interactive Software Inc.†	84,245

		214,053

	Equipment and Supplies — 3.1%
4,100	CIRCOR International Inc.	331,198
10,700	Crown Holdings Inc.†	476,899
3,850	Mine Safety Appliances Co.	197,159
4,600	Moog Inc., Cl. A†	312,524
5,900	Titan Machinery Inc.†	105,138

		1,422,918

	Financial Services — 15.9%
5,450	Anchor Bancorp.†	99,680
4,900	BancorpSouth Inc.	124,558
9,000	BankUnited Inc.	296,280
11,750	BBCN Bancorp Inc.	194,932
4,600	Berkshire Hills Bancorp Inc.	125,442
10,500	Boston Private Financial Holdings Inc.	132,510
11,850	Brown & Brown Inc.	371,971
12,300	Cardinal Financial Corp.	221,400
8,800	CoBiz Financial Inc.	105,248
9,700	Columbia Banking System Inc.	266,847
7,050	Fidelity National Financial Inc., Cl. A	228,773
3,900	Financial Institutions Inc.	96,369
14,300	Flushing Financial Corp.	296,010
12,600	Glacier Bancorp Inc.	375,354
3,900	HF Financial Corp.	50,505
11,784	Hudson Valley Holding Corp.	239,804
15,000	Investors Bancorp Inc.	383,700
4,750	National Penn Bancshares Inc.	53,818
4,750	OceanFirst Financial Corp.	81,368
14,850	OFG Bancorp	257,499
2,900	Old National Bancorp	44,573
7,600	Oritani Financial Corp.	121,980
19,900	Rockville Financial Inc.	282,779
12,309	Sterling Bancorp	164,571
16,800	Stifel Financial Corp.†	805,056
14,200	Trustco Bank Corp NY	101,956
7,750	Umpqua Holdings Corp.	148,335
33,500	ViewPoint Financial Group Inc.	919,575
12,700	Washington Federal Inc.	295,783
8,800	Washington Trust Bancorp Inc.	327,536
14,000	Xenith Bankshares Inc.†	82,460

		7,296,672

	Health Care — 7.1%
9,050	AngioDynamics Inc.†	155,569
4,800	ArthroCare Corp.†	193,152
2,100	ICU Medical Inc.†	133,791
11,050	Omnicare Inc.	666,978
5,350	Omnicell Inc.†	136,586
23,050	Patterson Companies Inc.	949,660
5,600	STERIS Corp.	269,080
2,950	Teleflex Inc.	276,887
1,800	Thoratec Corp.†	65,880
12,600	VCA Antech Inc.†	395,136

		3,242,719

	Machinery — 2.4%
23,900	Briggs & Stratton Corp.	520,064

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
10,300	Trinity Industries Inc.	$561,556

		1,081,620

	Metals and Mining — 1.3%
9,650	Carpenter Technology Corp.	600,230

	Publishing — 0.2%
1,600	Meredith Corp.	82,880

	Retail — 5.9%
12,750	American Eagle Outfitters Inc.	183,600
9,200	Big 5 Sporting Goods Corp.	182,344
23,050	Ethan Allen Interiors Inc.	701,181
3,400	Haverty Furniture Companies Inc.	106,420
17,200	Penske Automotive Group Inc.	811,152
4,200	Pier 1 Imports Inc.	96,936
21,200	Rush Enterprises Inc., Cl. A†	628,580

		2,710,213

	Semiconductors — 6.9%
16,900	ATMI Inc.†.	510,549
18,400	Cascade Microtech Inc.†	171,488
9,200	Cypress Semiconductor Corp.	96,600
18,700	Entegris Inc.†	216,920
98,600	FormFactor Inc.†	593,572
77,200	Intersil Corp., Cl. A	885,484
63,300	ON Semiconductor Corp.†	521,592
6,100	Ultratech Inc.†	176,900

		3,173,105

	Specialty Chemicals — 1.4%
8,400	Chemtura Corp.†	234,528
7,500	PolyOne Corp.†	265,125
8,500	Zep Inc.	154,360

		654,013

		Market
Shares		Value
	Telecommunications — 2.3%
4,650	Atlantic Tele-Network Inc.	$263,050
17,000	Ixia†	226,270
27,400	Polycom Inc.†	307,702
16,100	Procera Networks Inc.†	241,822

		1,038,844

	TOTAL COMMON STOCKS	44,324,810

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.3%
$1,499,000	U.S. Treasury Bills, 0.050% to 0.095%††, 01/09/14 to 06/19/14	1,498,768

	TOTAL INVESTMENTS — 100.0% (Cost $33,244,011)	$45,823,578

	Aggregate tax cost	$33,706,255

	Gross unrealized appreciation	$13,365,252
	Gross unrealized depreciation	(1,247,929)

	Net unrealized appreciation/depreciation	$12,117,323

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.6%
	FINANCIALS — 19.2%
	Banks — 4.2%
1,384	BankUnited Inc.	$45,561
2,460	Regions Financial Corp.	24,329
998	Zions Bancorporation	29,900

		99,790

	Diversified Financials — 4.9%
160	Affiliated Managers Group Inc.†	34,701
292	Artisan Partners Asset Management Inc., Cl. A	19,036
335	Financial Engines Inc.	23,276
1,049	Invesco Ltd.	38,184

		115,197

	Insurance — 3.3%
287	ACE Ltd.	29,713
1,053	HCC Insurance Holdings Inc.	48,585

		78,298

	Real Estate — 6.8%
484	American Tower Corp.	38,633
1,625	CBRE Group Inc.†	42,738
969	Corrections Corp. of America	31,076
669	Gaming and Leisure Properties Inc.†	33,992
154	SL Green Realty Corp.	14,227

		160,666

	TOTAL FINANCIALS	453,951

	CONSUMER DISCRETIONARY — 15.6%
	Consumer Durables and Apparel — 2.6%
224	Coach Inc.	12,573
610	MDC Holdings Inc.	19,666
820	Toll Brothers Inc.†	30,340

		62,579

	Consumer Services — 2.7%
1,153	Arcos Dorados Holdings Inc., Cl. A	13,974
264	Hyatt Hotels Corp., Cl. A†	13,057
763	Royal Caribbean Cruises Ltd.	36,181

		63,212

	Media — 6.0%
459	Discovery Communications Inc., Cl. C†	38,492
507	Liberty Global plc, Cl. C†	42,750
203	Liberty Media Corp., Cl. A†	29,729
406	Omnicom Group Inc.	30,194

		141,165

	Retailing — 4.3%
598	Bed Bath & Beyond Inc.†	48,019
231	O’Reilly Automotive Inc.†	29,732
2	The Container Store Group Inc.†	93
650	Urban Outfitters Inc.†	24,115

		101,959

	TOTAL CONSUMER DISCRETIONARY	368,915

	INDUSTRIALS — 14.9%
	Capital Goods — 8.9%
170	Cummins Inc.	23,965
1,161	Harsco Corp.	32,543
727	Hexcel Corp.†	32,490
407	MSC Industrial Direct Co. Inc., Cl. A	32,914
1,374	Quanta Services Inc.†	43,363
1,680	Rexnord Corp.†	45,377

		210,652

	Commercial and Professional Services — 4.7%
472	Bright Horizons Family Solutions Inc.†	17,341
241	IHS Inc., Cl. A†	28,848
968	Nielsen Holdings NV†	44,422

Shares		Market Value
175	Stericycle Inc.†	$20,330

		110,941

	Transportation — 1.3%
677	Expeditors International of Washington Inc.	29,957

	TOTAL INDUSTRIALS	351,550

	HEALTH CARE — 13.9%
	Health Care Equipment and Services — 4.9%
1,210	Catamaran Corp.†	57,451
775	Insulet Corp.†	28,753
362	Universal Health Services Inc., Cl. B	29,416
22	Veeva Systems Inc., Cl. A†	706

		116,326

	Pharmaceuticals, Biotechnology, and Life Sciences — 9.0%
351	Alexion Pharmaceuticals Inc.†	46,704
358	Covance Inc.†	31,525
1,478	Exact Sciences Corp.†	17,278
218	Illumina Inc.†	24,115
509	Incyte Corp. Ltd.†	25,771
106	Mettler-Toledo International Inc.†	25,715
560	Vertex Pharmaceuticals Inc.†	41,608

		212,716

	TOTAL HEALTH CARE	329,042

	INFORMATION TECHNOLOGY — 12.6%
	Semiconductors and Semiconductor Equipment — 1.6%
607	Hittite Microwave Corp.†	37,470

	Software and Services — 9.3%
1,760	Activision Blizzard Inc.	31,381
713	Citrix Systems Inc.†	45,097
1,439	Covisint Corp.†	18,059
171	Equinix Inc.†	30,344
2,283	Fortinet Inc.†	43,674
284	MercadoLibre Inc.	30,612
314	Splunk Inc.†	21,562

		220,729

	Technology Hardware and Equipment — 1.7%
781	Synaptics Inc.†	40,464

	TOTAL INFORMATION TECHNOLOGY	298,663

	ENERGY — 7.2%
	Energy — 7.2%
334	Antero Resources Corp.†	21,189
501	Cameron International Corp.†	29,825
335	Noble Corp. plc	12,552
660	Peabody Energy Corp.	12,890
202	Pioneer Natural Resources Co.	37,182
369	Range Resources Corp.	31,110
1,611	Weatherford International Ltd.†	24,954

	TOTAL ENERGY	169,702

	CONSUMER STAPLES — 3.6%
	Food, Beverage, and Tobacco — 3.6%
917	Coca-Cola Enterprises Inc.	40,467
291	McCormick & Co. Inc., Non-Voting	20,056
289	Mead Johnson Nutrition Co.	24,207

	TOTAL CONSUMER STAPLES	84,730

	UTILITIES — 2.9%
	Utilities — 2.9%
524	ITC Holdings Corp.	50,210
1,367	The AES Corp.	19,835

	TOTAL UTILITIES	70,045

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Shares		Market Value
	MATERIALS — 2.7%
	Materials — 2.7%
302	Cytec Industries Inc.	$28,134
339	Ecolab Inc.	35,348

	TOTAL MATERIALS	63,482

	TOTAL COMMON STOCKS	2,190,080

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.4%
$175,000	U.S. Treasury Bills, 0.045%††, 02/27/14	174,988

	TOTAL INVESTMENTS — 100.0% (Cost $2,149,241)	$2,365,068

	Aggregate tax cost	$2,149,670

	Gross unrealized appreciation	234,253
	Gross unrealized depreciation	$(18,855)

	Net unrealized appreciation/depreciation	$215,398

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 89.5%
	Agriculture — 0.4%
1,000	Archer Daniels Midland Co.	$43,400

	Automotive — 1.9%
3,000	General Motors Co.†	122,610
1,500	Navistar International Corp.†	57,285

		179,895

	Banking — 2.8%
4,000	Bank of America Corp.	62,280
4,000	U.S. Bancorp	161,600
5,042	Valley National Bancorp	51,025

		274,905

	Cable and Satellite — 1.0%
700	Time Warner Cable Inc.	94,850

	Communications Equipment — 1.2%
500	Cisco Systems Inc.	11,225
1,400	QUALCOMM Inc.	103,950

		115,175

	Computer Hardware — 2.9%
500	Apple Inc.	280,555

	Consumer Discretionary — 1.0%
1,700	Coach Inc.	95,421

	Consumer Products — 0.8%
800	Tupperware Brands Corp.	75,624

	Consumer Staples — 2.2%
6,000	Mondele¯z International Inc., Cl. A	211,800

	Diversified Industrial — 6.0%
7,000	General Electric Co.	196,210
2,000	Honeywell International Inc.	182,740
5,000	Tyco International Ltd.	205,200

		584,150

	Electronics — 2.1%
8,000	Intel Corp.	207,680

	Energy and Utilities: Natural Gas — 2.2%
6,000	Spectra Energy Corp.	213,720

	Environmental Services — 0.9%
2,000	Waste Management Inc.	89,740

	Financial Services — 11.2%
5,000	American International Group Inc.	255,250
2,700	Citigroup Inc.	140,697
2,800	CME Group Inc.	219,688
3,400	JPMorgan Chase & Co.	198,832
6,000	Wells Fargo & Co.	272,400

		1,086,867

	Food and Beverage — 5.2%
7,000	ConAgra Foods Inc.	235,900
2,000	General Mills Inc.	99,820
2,000	PepsiCo Inc.	165,880

		501,600

	Health Care — 15.0%
2,000	AbbVie Inc.	105,620
2,000	AstraZeneca plc, ADR.	118,740
3,783	Bristol-Myers Squibb Co.	201,067
1,000	Eli Lilly & Co.	51,000
1,500	Johnson & Johnson	137,385
2,520	Mead Johnson Nutrition Co.	211,075
3,000	Merck & Co. Inc.	150,150
5,264	Pfizer Inc.	161,236
2,000	Sanofi, ADR	107,260

Shares		Market Value
6,358	Zoetis Inc.	$207,843

		1,451,376

	Integrated — 1.0%
1,334	FirstEnergy Corp.	43,995
2,000	Statoil ASA, ADR	48,260

		92,255

	Machinery — 1.8%
5,000	Xylem Inc.	173,000

	Metals and Mining — 2.7%
5,000	Freeport-McMoRan Copper & Gold Inc.	188,700
3,000	Newmont Mining Corp.	69,090

		257,790

	Oil — 6.3%
1,500	Chevron Corp.	187,365
3,500	ConocoPhillips	247,275
2,250	Phillips 66	173,543

		608,183

	Paper and Forest Products — 2.6%
5,200	International Paper Co.	254,956

	Real Estate Investment Trusts — 1.4%
5,000	Starwood Property Trust Inc.	138,500

	Retail — 1.7%
2,000	The Home Depot Inc.	164,680

	Services — 4.2%
5,000	Halliburton Co.	253,750
1,500	Noble Corp. plc	56,205
2,000	Transocean Ltd.	98,840

		408,795

	Specialty Chemicals — 3.7%
1,500	Air Products & Chemicals Inc.	167,670
3,000	E. I. du Pont de Nemours and Co.	194,910

		362,580

	Telecommunications — 2.5%
4,000	AT&T Inc.	140,640
2,000	Verizon Communications Inc.	98,280

		238,920

	Water — 2.8%
6,500	American Water Works Co. Inc.	274,690

	Wireless Communications — 2.0%
5,000	Vodafone Group plc, ADR	196,550

	TOTAL COMMON STOCKS	8,677,657

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 10.5%
$1,020,000	U.S. Treasury Bills, 0.030% to 0.085%††, 02/06/14 to 04/24/14	1,019,890

Shares
	TOTAL INVESTMENTS — 100.0% (Cost $7,413,386)	$9,697,547

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Aggregate tax cost	$7,413,394

Gross unrealized appreciation	$2,447,365
Gross unrealized depreciation	(163,212)

Net unrealized appreciation/depreciation	$2,284,153

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.9%
	Aerospace — 4.4%
12,400	General Dynamics Corp.	$1,184,820
4,000	The Boeing Co.	545,960
13,500	United Technologies Corp.	1,536,300

		3,267,080

	Banking — 10.9%
94,100	Bank of America Corp.	1,465,137
17,400	Capital One Financial Corp.	1,333,014
28,700	CIT Group Inc.	1,496,131
38,784	JPMorgan Chase & Co.	2,268,089
34,400	Wells Fargo & Co.	1,561,760

		8,124,131

	Business Services — 4.7%
23,000	Equifax Inc.	1,589,070
8,100	FedEx Corp.	1,164,537
9,397	MSC Industrial Direct Co. Inc., Cl. A	759,935

		3,513,542

	Cable and Satellite — 2.1%
30,800	Comcast Corp., Cl. A	1,600,522

	Communications Equipment — 3.5%
51,200	Cisco Systems Inc.	1,149,440
20,100	QUALCOMM Inc.	1,492,425

		2,641,865

	Computer Hardware — 1.0%
1,400	Apple Inc.	785,554

	Computer Software and Services — 2.2%
20,000	Accenture plc	1,644,400

	Consumer Products — 3.1%
24,600	Colgate-Palmolive Co.	1,604,166
15,000	Garmin Ltd.	693,300

		2,297,466

	Consumer Services — 1.3%
13,700	IAC/InterActiveCorp.	941,053

	Diversified Industrial — 5.6%
55,700	General Electric Co.	1,561,271
16,600	Honeywell International Inc.	1,516,742
10,400	Rock Tenn Co., Cl. A	1,092,104

		4,170,117

	Electronics — 2.1%
16,900	WESCO International Inc.†	1,539,083

	Energy and Energy Services — 0.9%
3,900	EOG Resources Inc.	654,576

	Energy: Integrated — 3.1%
16,800	NextEra Energy Inc.	1,438,416
9,500	Schlumberger Ltd.	856,045

		2,294,461

	Energy: Natural Gas — 0.7%
6,200	EQT Corp.	556,636

	Energy: Oil — 6.3%
12,300	Chevron Corp.	1,536,393
16,300	Exxon Mobil Corp.	1,649,560
15,910	Occidental Petroleum Corp.	1,513,041

		4,698,994

	Entertainment — 3.9%
18,900	Time Warner Inc.	1,317,708

Shares		Market Value
18,300	Viacom Inc., Cl. B	$1,598,322

		2,916,030

	Financial Services — 7.4%
12,700	ACE Ltd	1,314,831
30,700	American International Group Inc.	1,567,235
31,100	Hartford Financial Services Group Inc.	1,126,753
13,800	MetLife Inc.	744,096
19,300	U.S. Bancorp	779,720

		5,532,635

	Food and Beverage — 5.4%
21,600	General Mills Inc.	1,078,056
21,400	McCormick & Co. Inc., Non-Voting	1,474,888
17,400	PepsiCo Inc.	1,443,156

		3,996,100

	Health Care — 16.2%
39,200	Abbott Laboratories	1,502,536
13,400	Becton, Dickinson and Co.	1,480,566
21,900	Covidien plc	1,491,390
22,500	Express Scripts Holding Co.†	1,580,400
28,400	GlaxoSmithKline plc, ADR	1,516,276
23,100	Johnson & Johnson	2,115,729
10,000	Novartis AG, ADR	803,800
17,400	Sigma-Aldrich Corp.	1,635,774

		12,126,471

	Manufactured Housing and Recreational Vehicles — 1.1%
5,600	Polaris Industries Inc.	815,584

	Real Estate Investment Trusts — 1.0%
12,600	Ventas Inc.	721,728

	Retail — 4.9%
13,345	Advance Auto Parts Inc.	1,477,025
34,400	Target Corp.	2,176,488

		3,653,513

	Telecommunications — 4.0%
38,200	Amdocs Ltd.	1,575,368
40,100	AT&T Inc.	1,409,916

		2,985,284

	Transportation — 2.1%
9,200	Union Pacific Corp.	1,545,600

	TOTAL COMMON STOCKS	73,022,425

	SHORT TERM INVESTMENTS — 2.1%
	Mutual Funds — 2.1%
1,604,386	Dreyfus Treasury & Agency Cash Management Fund, 0.040%.	1,604,386

	TOTAL INVESTMENTS — 100.0% (Cost $59,004,329)	$74,626,811

	Aggregate tax cost	$59,045,240

	Gross unrealized appreciation	$15,926,952

	Gross unrealized depreciation	(345,381)

	Net unrealized appreciation/depreciation	$15,581,571

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 64.1%
	Aerospace — 2.9%
8,700	General Dynamics Corp.	$831,285
3,700	The Boeing Co.	505,013
9,400	United Technologies Corp.	1,069,720

		2,406,018

	Banking — 7.5%
89,800	Bank of America Corp.	1,398,186
14,000	Capital One Financial Corp.	1,072,540
19,900	CIT Group Inc.	1,037,387
27,796	JPMorgan Chase & Co.	1,625,510
24,000	Wells Fargo & Co.	1,089,600

		6,223,223

	Business Services — 2.4%
16,700	Equifax Inc.	1,153,803
5,700	FedEx Corp.	819,489

		1,973,292

	Cable and Satellite — 1.2%
19,600	Comcast Corp., Cl. A	1,018,514

	Communications Equipment — 3.4%
29,000	AT&T Inc.	1,019,640
35,500	Cisco Systems Inc.	796,975
13,700	QUALCOMM Inc.	1,017,225

		2,833,840

	Computer Hardware — 0.7%
1,000	Apple Inc.	561,110

	Computer Software and Services — 1.4%
14,400	Accenture plc, Cl. A	1,183,968

	Consumer Products — 2.2%
18,400	Colgate-Palmolive Co.	1,199,864
12,500	Garmin Ltd.	577,750

		1,777,614

	Consumer Services — 0.8%
9,500	IAC/InterActiveCorp.	652,555

	Diversified Industrial — 3.5%
38,600	General Electric Co.	1,081,958
11,125	Honeywell International Inc.	1,016,491
7,400	Rock Tenn Co., Cl. A	777,074

		2,875,523

	Electronics — 1.3%
11,800	WESCO International Inc.†	1,074,626

	Energy and Energy Services — 0.6%
2,700	EOG Resources Inc.	453,168

	Energy: Integrated — 1.4%
13,700	NextEra Energy Inc.	1,172,994

	Energy: Natural Gas — 0.7%
6,400	EQT Corp.	574,592

	Energy: Oil — 4.6%
9,400	Chevron Corp.	1,174,154
10,000	Exxon Mobil Corp.	1,012,000
10,700	Occidental Petroleum Corp.	1,017,570
6,900	Schlumberger Ltd.	621,759

		3,825,483

	Entertainment — 2.7%
16,200	Time Warner Inc.	1,129,464
13,100	Viacom Inc., Cl. B	1,144,154

		2,273,618

Shares		Market Value

	Equipment and Supplies — 0.6%
6,500	MSC Industrial Direct Co. Inc., Cl. A	$525,655

	Financial Services — 5.2%
9,800	ACE Ltd	1,014,594
21,400	American International Group Inc.	1,092,470
27,600	Hartford Financial Services Group Inc.	999,948
11,100	MetLife Inc.	598,512
14,000	U.S. Bancorp	565,600

		4,271,124

	Food and Beverage — 3.7%
15,900	General Mills Inc.	793,569
15,300	McCormick & Co. Inc., Non-Voting	1,054,476
14,500	PepsiCo Inc.	1,202,630

		3,050,675

	Health Care — 10.5%
27,200	Abbott Laboratories	1,042,576
9,100	Becton, Dickinson and Co.	1,005,459
17,100	Covidien plc	1,164,510
16,500	Express Scripts Holding Co.†	1,158,960
19,500	GlaxoSmithKline plc, ADR	1,041,105
16,500	Johnson & Johnson	1,511,235
7,300	Novartis AG, ADR	586,774
12,600	Sigma-Aldrich Corp.	1,184,526

		8,695,145

	Manufactured Housing and Recreational Vehicles — 0.7%
3,900	Polaris Industries Inc.	567,996

	Real Estate Investment Trusts — 0.6%
8,700	Ventas Inc.	498,336

	Retail — 3.0%
9,165	Advance Auto Parts Inc.	1,014,382
23,800	Target Corp.	1,505,826

		2,520,208

	Telecommunications — 1.3%
26,400	Amdocs Ltd.	1,088,736

	Transportation — 1.2%
6,100	Union Pacific Corp.	1,024,800

	TOTAL COMMON STOCKS	53,122,813

Principal Amount

	CORPORATE BONDS — 18.3%
	Banking — 5.0%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,276,727
750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	826,238
1,125,000	Citigroup Inc., MTN, 5.500%, 10/15/14	1,167,018
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	886,209

		4,156,192

	Consumer Products — 0.5%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	441,716

	Diversified Industrial — 0.5%
400,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	397,919

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Electronics — 1.8%
$1,000,000	Intel Corp., 3.300%, 10/01/21	$995,178
500,000	Texas Instruments Inc., 1.650%, 08/03/19	482,264

		1,477,442

	Energy: Integrated — 0.6%
500,000	The Southern Co., 4.150%, 05/15/14	506,716

	Energy: Oil — 3.6%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,114,769
500,000	Marathon Oil Corp., 5.900%, 03/15/18	569,476
800,000	Occidental Petroleum Corp., 2.700%, 02/15/23	733,830
500,000	XTO Energy Inc., 6.500%, 12/15/18	605,239

		3,023,314

	Financial Services — 1.2%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	1,013,617

	Metals and Mining — 0.9%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	759,613

	Real Estate Investment Trusts — 0.9%
700,000	Vornado Realty LP, 4.250%, 04/01/15	722,040

	Retail — 1.0%
800,000	Wal-Mart Stores Inc., 3.200%, 05/15/14	808,735

	Transportation — 1.4%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	1,122,372

	Wireless Communications — 0.9%
750,000	Vodafone Group plc, 4.150%, 06/10/14	762,048

	TOTAL CORPORATE BONDS	15,191,724

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
	Federal Home Loan Mortgage Corp. — 3.7%
800,000	1.750%, 09/10/15	818,995
1,500,000	3.750%, 03/27/19	1,636,909
600,000	1.750%, 05/30/19	589,834

		3,045,738

	Federal National Mortgage Association — 3.0%
1,500,000	5.000%, 04/15/15	1,591,404
775,000	5.375%, 06/12/17	886,931

		2,478,335

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,524,073

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 8.0%
	U.S. Treasury Bills — 1.2%
$1,000,000	U.S. Treasury Bills, 0.085%†, 08/21/14	$999,575

	U.S. Treasury Inflation Indexed Notes — 4.5%
1,387,740	2.500%, 07/15/16	1,523,641
1,065,358	2.125%, 01/15/19	1,094,035
1,183,731	1.375%, 01/15/20	1,160,747

		3,778,423

	U.S. Treasury Notes — 2.3%
1,000,000	3.625%, 08/15/19	1,089,844
750,000	3.375%, 11/15/19	806,954

		1,896,798

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,674,796

Shares
	SHORT TERM INVESTMENTS — 2.9%
	Mutual Funds — 2.9%
2,425,689	Dreyfus Treasury & Agency Cash Management Fund, 0.040%*	2,425,689

	TOTAL INVESTMENTS — 100.0% (Cost $69,409,542)	$82,939,095

	Aggregate tax cost	$69,568,113

	Gross unrealized appreciation	$14,117,291
	Gross unrealized depreciation	(746,309)

	Net unrealized appreciation/depreciation	$13,370,982

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
*	Current yield.
ADR	American Depositary Receipt
MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2013 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 43.3%
	Aerospace — 1.1%
$200,000	The Boeing Co., 6.000%, 03/15/19	$235,838

	Automotive — 1.6%
350,000	Toyota Motor Credit Corp., MTN, 1.750%, 05/22/17	351,939

	Banking — 6.3%
300,000	Bank of America Corp., 5.375%, 06/15/14	306,415
300,000	Bank of America Corp., MTN, Ser. L, 5.650%, 05/01/18	341,813
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	247,871
250,000	Citigroup Inc., MTN, 5.500%, 10/15/14	259,337
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	236,322

		1,391,758

	Computer Hardware — 1.7%
375,000	Hewlett-Packard Co., 1.550%, 05/30/14	376,406

	Computer Software and Services — 3.0%
250,000	Microsoft Corp., 1.625%, 09/25/15	255,316
400,000	Oracle Corp., 3.625%, 07/15/23	397,580

		652,896

	Diversified Industrial — 1.8%
400,000	General Electric Capital Corp., 1.625%, 07/02/15	406,651

	Electronics — 2.3%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	213,569
300,000	Texas Instruments Inc., 1.650%, 08/03/19	289,358

		502,927

	Energy and Utilities: Electric Integrated — 2.2%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	321,019
150,000	The Southern Co., 4.150%, 05/15/14	152,015

		473,034

	Energy and Utilities: Oil — 5.5%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	222,954
125,000	Marathon Oil Corp., 5.900%, 03/15/18	142,369
400,000	Murphy Oil Corp., 2.500%, 12/01/17	402,806
200,000	Total Capital SA, 3.000%, 06/24/15	207,238
200,000	XTO Energy Inc., 6.500%, 12/15/18	242,096

		1,217,463

Principal Amount		Market Value

	Financial Services — 3.6%
$175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	$186,719
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	313,646
275,000	Merrill Lynch & Co. Inc., MTN, Ser. C, 5.000%, 01/15/15	286,603

		786,968

	Food and Beverage — 2.7%
275,000	Bottling Group LLC, 5.125%, 01/15/19	310,869
250,000	Mondelêz International Inc., 5.375%, 02/10/20	282,719

		593,588

	Health Care — 1.5%
325,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	319,305

	Metals and Mining — 0.9%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	202,564

	Real Estate Investment Trusts — 1.2%
250,000	Vornado Realty LP, 4.250%, 04/01/15	257,871

	Retail — 2.4%
525,000	Wal-Mart Stores Inc., 3.200%, 05/15/14	530,732

	Semiconductors — 1.6%
350,000	Intel Corp., 3.300%, 10/01/21	348,312

	Telecommunications — 2.3%
500,000	AT&T Inc., 1.700%, 06/01/17	497,346

	Transportation — 1.6%
200,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	224,474
125,000	CSX Corp., 6.250%, 04/01/15	133,646

		358,120

	TOTAL CORPORATE BONDS	9,503,718

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.2%
	Federal Home Loan Bank — 1.2%
250,000	5.375%, 05/18/16, Ser. 656	278,495

	Federal Home Loan Mortgage Corp. — 13.3%
525,000	5.000%, 07/15/14	538,712
900,000	1.750%, 09/10/15	921,370
325,000	5.250%, 04/18/16	360,223
600,000	3.750%, 03/27/19	654,764
450,000	1.750%, 05/30/19	442,375

		2,917,444

	Federal National Mortgage Association — 18.0%
750,000	2.750%, 02/05/14	751,295
700,000	2.625%, 11/20/14	715,466
600,000	5.000%, 04/15/15	636,562

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — December 31, 2013 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association (Continued)
$650,000	2.375%, 07/28/15	$670,804
800,000	1.125%, 04/27/17	803,766
275,000	5.375%, 06/12/17	314,717
25,992	Pool #745122, 5.500%, 09/01/20	28,377
22,819	Pool #255554, 5.500%, 01/01/35	25,097

		3,946,084

	Government National Mortgage Association — 0.7%
11,439	Pool #562288, 6.000%, 12/15/33	12,849
30,261	Pool #604946, 5.500%, 01/15/34	33,429
21,127	Pool #604970, 5.500%, 01/15/34	23,339
37,876	Pool #003747, 5.000%, 08/20/35	41,285
34,466	Pool #550728, 5.500%, 11/15/35	38,074

		148,976

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	7,290,999

	U.S. GOVERNMENT OBLIGATIONS — 19.0%
	U.S. Treasury Bills — 2.1%
450,000	U.S. Treasury Bills, 0.085%†, 08/21/14	449,809

	U.S. Treasury Inflation Indexed Notes — 8.3%
318,024	2.500%, 07/15/16	349,168
324,912	1.375%, 07/15/18	352,453

Principal Amount		Market Value
$299,140	2.125%, 01/15/19	$334,288
324,000	1.375%, 01/15/20	348,224
380,723	2.500%, 01/15/29	448,004

		1,832,137

	U.S. Treasury Notes — 7.8%
675,000	3.250%, 05/31/16	718,954
275,000	3.500%, 02/15/18	298,622
650,000	3.375%, 11/15/19	699,360

		1,716,936

	U.S. Treasury Bonds — 0.8%
150,000	5.375%, 02/15/31	183,891

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,182,773

Shares
	SHORT TERM INVESTMENTS — 4.5%
	Mutual Funds — 4.5%
980,100	Dreyfus Treasury & Agency Cash Management Fund, 0.040%*	980,100

	TOTAL INVESTMENTS — 100.0% (Cost $21,269,288)	$21,957,590

	Aggregate tax cost	$21,269,288

	Gross unrealized appreciation	$848,120
	Gross unrealized depreciation	(159,818)

	Net unrealized appreciation/depreciation	$688,302

†	Represents annualized yield at date of purchase.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for financial statements whose fiscal year begins after December 31, 2012. Management is currently evaluating the impact on the additional disclosure requirements on the Fund’s financial statements.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2013 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/13
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$7,585,630	$1,146,789	—	$8,732,419
Consumer Products	28,293,849	31	—	28,293,880
Diversified Industrial	83,143,478	185,268	—	83,328,746
Entertainment	9,896,052	—	$3	9,896,055
Financial Services	51,494,130	646,773	—	52,140,903
Health Care	84,983,840	—	640	84,984,480
Real Estate	14,701,136	737,583	984	15,439,703
Telecommunications	22,652,130	2,625	—	22,654,755
Transportation	2,395,950	—	465	2,396,415
Other Industries(a)	610,440,799	—	—	610,440,799
Total Common Stocks	915,586,994	2,719,069	2,092	918,308,155
Preferred Stocks(a)	1,301,279	—	—	1,301,279
Convertible Preferred Stocks(a)	—	15,945	—	15,945
Rights(a)	3,173,535	—	346,000	3,519,535
Warrants(a)	81,160	—	0	81,160
Corporate Bonds(a)	—	—	40,860	40,860
U.S. Government Obligations	—	323,531,510	—	323,531,510
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$920,142,968	$326,266,524	$388,952	$1,246,798,444

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$44,324,810	—	—	$44,324,810
U.S. Government Obligations	—	$1,498,768	—	1,498,768
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$44,324,810	$1,498,768	—	$45,823,578

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$2,190,080	—	—	$2,190,080
U.S. Government Obligations	—	$174,988	—	174,988
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,190,080	$174,988	—	$2,365,068

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$8,677,657	—	—	$8,677,657
U.S. Government Obligations	—	$1,019,890	—	1,019,890
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,677,657	$1,019,890	—	$9,697,547

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$73,022,425	—	—	$73,022,425
Short Term Investments	1,604,386	—	—	1,604,386
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$74,626,811	—	—	$74,626,811

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$53,122,813	—	—	$53,122,813
Corporate Bonds(a)	—	$15,191,724	—	15,191,724
U.S. Government Agency Obligations	—	5,524,073	—	5,524,073
U.S. Government Obligations	—	6,674,796	—	6,674,796
Short Term Investments	2,425,689	—	—	2,425,689
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$55,548,502	$27,390,593	—	$82,939,095

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/13
INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$9,503,718	—	$9,503,718
U.S. Government Agency Obligations	—	7,290,999	—	7,290,999
U.S. Government Obligations	—	4,182,773	—	4,182,773
Short Term Investments	$980,100	—	—	980,100
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$980,100	$20,977,490	—	$21,957,590

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds had no material transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2013. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2013 or September 30, 2013 for SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Mighty Mites Fund and Mid-Cap Equity Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record unrealized gains or losses to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense on the ex-dividend date and interest expense is recorded on the accrual basis. At December 31, 2013, there were no short sales outstanding for the Mighty Mites Fund and Mid-Cap Equity Fund.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Mighty Mites Fund held at December 31, 2013, refer to its Schedule of Investments.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2013, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, each Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carry forwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

	Mighty	SmallCap	Mid-Cap
Expiring in	Mites	Equity	Equity	Income	Equity	Balanced	Intermediate
Fiscal Year	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund
2016	$—	$210	$—	$—	$—	$—	$—
2017	—	585,663	—	694,663	—	—	—
2018	—	—	—	1,503,326	5,066,097	—	—
2019	—	—	—	62,766	—	—	—
Short term(post-effective with no expiration)	—	330,979	—	—	—	—	4,939

	$—	$916,852	$—	$2,260,755	$5,066,097	$—	$4,939

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/27/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 2/27/2014

* Print the name and title of each signing officer under his or her signature.